Total Capital and Net (Loss) Income Per Common Unit - Additional Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Jul. 31, 2018	Jan. 31, 2018	Jun. 30, 2018
Limited Partners' Capital Account [Line Items]
Proceeds from equity offerings, net of offering costs (note 11)			$ 116,003
Brookfield
Limited Partners' Capital Account [Line Items]
Partner's interest (percent)			59.50%
Brookfield | General Partner
Limited Partners' Capital Account [Line Items]
Partner's interest (percent)			49.00%
Teekay Corporation
Limited Partners' Capital Account [Line Items]
Partner's interest (percent)			51.00%
Public
Limited Partners' Capital Account [Line Items]
Partner's interest (percent)			26.70%
Series E Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Preferred stock, dividend rate, percentage		8.875%
Temporary equity, liquidation preference per share		$ 25.00
Over-Allotment Option [Member] | Series E Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Partners' capital account, units, sold in public offering		4,800
London Interbank Offered Rate (LIBOR) | Series E Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Preferred stock, dividend payment rate, variable rate		6.407%
Preferred Partner | Preferred Units
Limited Partners' Capital Account [Line Items]
Partners' capital account, units, sold in public offering			4,800
Proceeds from equity offerings, net of offering costs (note 11)			$ 116,003
Subsequent Event | Brookfield
Limited Partners' Capital Account [Line Items]
Partner's interest (percent)	51.00%
Warrants issued	1,000
Subsequent Event | Brookfield | General Partner
Limited Partners' Capital Account [Line Items]
Partner's interest (percent)	2.00%